UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4625
                                  ----------------------------------------------

                        Midas Special Equities Fund, Inc.
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               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
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   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                        Midas Special Equities Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end:    12/31
                        ------------

Date of reporting period:      03/31/05
                         ---------------------

Item I. Schedule of Investments

March 31, 2005 (Unaudited)

Common Stocks - 47.40%                                                        Shares            Value
                                                                             ----------     --------------
Fire, Marine & Casualty Insurance - 17.88%
Berkshire Hathaway Inc. (a)                                                      1,050      $   2,998,800
                                                                                            --------------

Hotels & Motels - 12.66%
Hilton Hotels Corp.                                                             95,000          2,123,250
                                                                                            --------------

Precious Metals and Resources - 2.37%
Guinor Gold Corp. (a)                                                          438,000            398,215
                                                                                            --------------

Real Estate Investment Trusts - 14.49%
Mills Corp.                                                                     30,000          1,587,000
Public Storage, Inc.                                                            14,800            842,712
                                                                                            --------------
                                                                                                2,429,712
                                                                                            --------------

TOTAL COMMON STOCKS (Cost $4,254,237)                                                           7,949,977
                                                                                            --------------


Short Term Investments - 53.11%                                              Par Value
                                                                             ----------

Repurchase Agreement - 3.20%
State Street Repurchase Agreement, 4/01/2005                                $  530,000            530,000
(Collateralized by U.S. Treasury Note, 4.875%, 2/15/2012)                        7,017              7,017
                                                                                            --------------
                                                                                                  537,017
                                                                                            --------------

Treasury Bills - 49.91%
U.S. Treasury Bill, 3.025%, 9/25/2005                                        8,500,000          8,371,437
                                                                                            --------------

TOTAL SHORT TERM INVESTMENTS (Cost $8,907,740)                                                  8,908,454
                                                                                            --------------


TOTAL INVESTMENTS (Cost $13,161,977) - 100.51%                                              $   16,858,431
                                                                                            --------------

Liabilities in excess of cash & other assets - (0.51)%                                           (85,538)
                                                                                            --------------

TOTAL NET ASSETS - 100.00%                                                                  $   16,772,893
                                                                                            ==============


(a) Non-income producing.



Tax Related
Unrealized appreciation                                                                     $    3,696,454
Unrealized depreciation                                                                                 -
                                                                                            --------------

Net unrealized appreciation                                                                 $   3,696,454
                                                                                            ==============

Aggregate cost of securities for income tax purposes                                        $   13,161,977
                                                                                            ==============

This schedule of investments provides information about the Fund's portfolio holdings as of the date on the schedule. It is unaudited, and the Fund assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the Fund's most recent annual or semiannual shareholder report.

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL EQUITIES FUND, INC.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    -----------------------------
    Thomas B. Winmill, President

Date: May 31, 2005

By: /s/ William G. Vohrer
    -----------------------------
    William G. Vohrer, Treasurer

Date: May 31, 2005

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)